FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.	Name and address of issuer:

	BERWYN INCOME FUND, INC.
	1189 LANCASTER AVENUE, BERWYN, PA,  19312


2.	Name of each series or class of funds for which this notice is filed:

	BERWYN INCOME FUND, INC. COMMON STOCK


3.	Investment Company Act File Number:  #811-4963

	Securities Act File Number:  #33-14604


4.	Last day of fiscal year for which this notice is filed:

	December 31, 1996


5.	Check box if this is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.


6.	Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):


7.	Number and amount of securities of the same class or series
which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.


8.	Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


9.	Number and aggregate sale price of securities sold during the fiscal year:

	Shares Sold:		2,177,693
	Aggregate Sale Price:	$27,144,38


10.	Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

	Shares Sold:		2,177,693
	Aggregate Sale Price:	$27,144,384


11.	Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

	Number of Shares:	858,677
	Aggregate Sale Price:	$10,585,692


12.	Calculation of registration fee:

	(I) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
						$27,144,384

	(ii) Aggregate price of share issued in connection with
dividend reinvestment plans (from Item 11, if applicable):
						$10,585,692

	(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
						-$23,509,966

	(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
						+__________

	(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (1), plus line (ii), less line (iii), plus line (iv)] (if applicable):
						$14,220,110

	(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

						x    1/3300

	(vii) Fee due [line (1) or line (v) multiplied by line (vi)]:
						$  4,309.12



13.	Check box if fees are being remitted to the Commission's
lockbox depository as described in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFS 202.3a):

					x

	Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

	2/20/97 mailed $4,309.12


SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.




By (Signature and Title)
	________________________________
					Kevin M. Ryan

	Secretary/Treasurer

Date:      February 26, 1997